                      [VAN KAMPEN INVESTMENTS LETTERHEAD]

                                                                         497(j)

                                 October 4, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re:  Van Kampen Reserve Fund -- Rule 497(j) Filing
       (File Nos. 2-50870 and 811-2482)

Ladies and Gentlemen:

     Van Kampen Reserve Fund (the "Registrant") filed via EDGAR on September 27, 2002, an electronically signed copy of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the prospectus and statement of additional information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

     Should the staff have any questions regarding the foregoing, please contact the undersigned at (212) 762-5260 or Chuck Taylor at (312) 407-0863.


                                                Very truly yours,



                                                /s/ A. THOMAS SMITH III
                                                -------------------------
                                                A. Thomas Smith III
                                                Secretary